Convertible Loans (Details)				12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 USD ($) shares	Oct. 30, 2025 USD ($) shares	Oct. 31, 2025 USD ($)	Apr. 10, 2026 USD ($)	Apr. 09, 2026 USD ($)	Jan. 10, 2026 USD ($)	Jan. 09, 2026 USD ($)	Oct. 10, 2025 USD ($)	Oct. 09, 2025 USD ($)	Sep. 18, 2025 USD ($)	Sep. 17, 2025 USD ($)	Jan. 10, 2025 USD ($)	Jan. 09, 2025 USD ($)
Convertible Loans [Line Items]
Percentage of subscription amount												90.00%
Fair value of the promissory notes.	$ 1,760,066	$ 1,760,066		$ 1,760,066
CLA Investors [Member]
Convertible Loans [Line Items]
Promissory notes bears an annual interest rate	4.00%	4.00%		4.00%
Increase in percentage of interest rate in the promissory note				14.00%
Conversion of common shares amount	$ 699,130		$ 699,130
Conversion of common shares.. (in Shares) | shares		21,375	21,375
Share Purchase Agreement [Member] | CLA Investors [Member]
Convertible Loans [Line Items]
Two third parties												2
Promissory notes aggregate principal amount												$ 2,500,000
Promissory Notes [Member]
Convertible Loans [Line Items]
Aggregate purchase price												2,250,000
First Initial Promissory Notes [Member] | CLA Investors [Member]
Convertible Loans [Line Items]
Promissory notes aggregate principal amount											$ 555,556	555,556
Purchase price of promissory note											500,000	500,000
Second Initial Promissory Notes [Member] | CLA Investors [Member]
Convertible Loans [Line Items]
Promissory notes aggregate principal amount									$ 1,940,000	$ 1,940,000	1,940,000	1,940,000
Purchase price of promissory note									$ 1,750,000	$ 1,750,000	$ 1,750,000	$ 1,750,000
First and Second Initial Promissory Notes [Member]
Convertible Loans [Line Items]
Finance expense				$ 209,196
Subsequent [Member] | CLA Investors [Member]
Convertible Loans [Line Items]
Purchase price of promissory note							$ 2,250,000	$ 2,250,000
Additional Promissory Notes.													$ 2,500,000	$ 2,500,000
Forecast [Member] | CLA Investors [Member]
Convertible Loans [Line Items]
Purchase price of promissory note					$ 6,750,000	$ 6,750,000
Additional Promissory Notes.					$ 7,500,000	$ 7,500,000